Capital assets - Carrying Balance and Depreciation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Capital assets [Line Items]
Depreciation	$ 22,885	$ 23,290
Balance	76,238	99,993
Impairment Reversal	1,302,619	1,682,344
Office space
Disclosure of Capital assets [Line Items]
Depreciation	8,921	9,835
Balance	38,216	49,134
Gas processing facilities
Disclosure of Capital assets [Line Items]
Depreciation	7,691	7,109
Balance	20,504	27,593
Oil storage facilities
Disclosure of Capital assets [Line Items]
Depreciation	2,644	2,738
Balance	11,480	15,231
Vehicles and equipment
Disclosure of Capital assets [Line Items]
Depreciation	3,629	3,608
Balance	$ 6,038	$ 8,035